Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash Flows - Operating Activities
Net income	$ 11,669,000	$ 23,616,000	$ 139,138,000	$ 74,951,000	$ 70,568,000
Adjustments to net income:
Depreciation and amortization including intangible assets and deferred financing costs	7,881,000	5,457,000	29,616,000	24,443,000	24,476,000
Loss (income) from equity investments in real estate and REITs in excess of distributions received	(1,716,000)	265,000	310,000	(4,920,000)	(2,258,000)
Straight-line rent and financing lease adjustments	(1,135,000)	(373,000)	(3,698,000)	286,000	2,223,000
Amortization of deferred revenue	(2,359,000)	0	(6,291,000)	0	0
Gain on deconsolidation of a subsidiary			(1,008,000)	0	0
(Loss) gain on sale of real estate	181,000	(781,000)	3,391,000	(460,000)	(7,701,000)
Gain on Extinguishment of Debt			0	0	(6,991,000)
Unrealized (gain) loss on foreign currency transactions and others	(212,000)	(210,000)	138,000	300,000	(174,000)
Realized (gain) loss on foreign currency transactions and others	(75,000)	(213,000)	(965,000)	(731,000)	(257,000)
Allocation of loss to profit-sharing interest			0	(781,000)	3,900,000
Management income received in shares of affiliates	(6,889,000)	(10,083,000)	(73,936,000)	(35,235,000)	(31,721,000)
Gain On Conversion Of Shares			(3,806,000)	0	0
Gain On Change In Control Of Interests			(27,859,000)	0	0
Impairment charges	5,724,000	0	10,473,000	15,381,000	10,424,000
Stock-based compensation expense	5,261,000	2,451,000	17,716,000	7,082,000	9,336,000
Deferred acquisition revenue received	8,722,000	11,103,000	21,546,000	21,204,000	25,068,000
Increase in structuring revenue receivable	(3,916,000)	(7,305,000)	(19,537,000)	(20,237,000)	(11,672,000)
Increase (decrease) in income taxes, net	(5,663,000)	(1,956,000)	244,000	(1,288,000)	(9,276,000)
Net changes in other operating assets and liabilities, net	(21,533,000)	(15,285,000)	(5,356,000)	6,422,000	(1,401,000)
Net cash (used in) provided by operating activities	(4,060,000)	6,686,000	80,116,000	86,417,000	74,544,000
Cash Flows - Investing Activities
Distributions received from equity investments in real estate and the REITs in excess of equity income	7,370,000	2,795,000	20,807,000	18,758,000	39,102,000
Capital contributions to equity investments	(90,000)	(2,297,000)	(2,297,000)	0	(2,872,000)
Purchase of interests in CPA:16 - Global			(121,315,000)	0	0
Purchases of real estate and equity investments in real estate			(24,315,000)	(96,884,000)	(39,632,000)
VAT Refunded In Connection With Acquisition Of Real Estate			5,035,000	0	0
VAT paid in connection with acquisition of real estate			0	(4,222,000)	0
Capital expenditures	(1,481,000)	(880,000)	(13,239,000)	(5,135,000)	(7,775,000)
Cash Acquired On Acquisition Of Subsidiaries			57,000	0	0
Proceeds from sale of real estate	2,422,000	9,187,000	12,516,000	14,591,000	43,487,000
Proceeds from sale of securities	11,000	120,000	818,000	0	0
Funding of short term loans to affiliates			(96,000,000)	0	0
Proceeds from repayment of short term loans from affiliates			96,000,000	0	0
Funds released from escrow	1,954,000	363,000	2,584,000	36,620,000	0
Funds placed in escrow	(722,000)	(148,000)	(6,735,000)	(1,571,000)	(36,132,000)
Proceeds From Transfer Of Profit Sharing Interest					21,928,000
Net cash provided by (used in) investing activities	9,464,000	9,140,000	(126,084,000)	(37,843,000)	18,106,000
Cash Flows - Financing Activities
Distributions paid	(22,792,000)	(20,259,000)	(85,814,000)	(92,591,000)	(78,618,000)
Contributions from noncontrolling interests	750,000	617,000	3,223,000	14,261,000	2,947,000
Distributions to noncontrolling interests	(992,000)	(1,425,000)	(7,258,000)	(4,360,000)	(5,505,000)
Distributions to profit-sharing interest			0	(693,000)	(5,645,000)
Contributions from profit sharing interest			0	3,694,000	0
Purchase Of Noncontrolling Interest			(7,502,000)		(15,380,000)
Scheduled payments of mortgage principal	(2,357,000)	(7,294,000)	(25,327,000)	(14,324,000)	(9,534,000)
Prepayments Of Mortgage Principal			0	0	(13,974,000)
Proceeds from mortgage financing	0	1,135,000	45,491,000	56,841,000	42,495,000
Proceeds from lines of credit	15,000,000	90,000,000	251,410,000	83,250,000	150,500,000
Repayments of lines of credit	0	(110,000,000)	(160,000,000)	(52,500,000)	(148,518,000)
Proceeds from loans from affiliates			0	0	1,625,000
Repayments of loans from affiliates			0	0	(1,770,000)
(Payment) refund of financing costs	(75,000)	53,000	(7,778,000)	(1,204,000)	(862,000)
Payments Related to Tax Withholding for Share-based Compensation	(2,553,000)	0
Proceeds from issuance of shares	4,249,000	0	1,488,000	3,724,000	1,507,000
Windfall tax benefit (provision) associated with stock-based compensation awards	4,597,000	293,000	2,569,000	2,354,000	143,000
Repurchase and retirement of shares			0	0	(10,686,000)
Net cash (used in) provided by financing activities	(4,173,000)	(46,880,000)	10,502,000	(1,548,000)	(91,275,000)
Change in Cash and Cash Equivalents During the Period
Effect of exchange rate changes on cash	185,000	439,000	70,000	(783,000)	276,000
Net (decrease) increase in cash and cash equivalents	1,416,000	(30,615,000)	(35,396,000)	46,243,000	1,651,000
Cash and cash equivalents, beginning of period	29,297,000	64,693,000	64,693,000	18,450,000	16,799,000
Cash and cash equivalents, end of period	30,713,000	34,078,000	29,297,000	64,693,000	18,450,000
Supplemental Noncash Activities [Abstract]
Shares Received From REIT Arising From Merger			13,260,091
Shares Exchanged As Result Of Merger			11,113,050
Gain Recorded Resulting From Shares Exchanged In Merger			2,800,000
Contract Termination Fee			28,300,000
Loans Assumed			87,600,000
Supplemental Cash Flow Information [Abstract]
Interest Paid			21,168,000	15,351,000	14,845,000
Income Taxes Paid			$ 33,641,000	$ 24,307,000	$ 35,039,000